Intangible assets - Additional Information (Details) - EUR (€)	1 Months Ended		47 Months Ended
	Jan. 31, 2022	Oct. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jul. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			€ 43,260,000	€ 44,192,000	€ 45,193,000	€ 46,289,000
Financial liabilities			43,374,000	44,252,000	€ 16,502,000	€ 19,087,000
2014 Monalizumab (NKG2A) agreement with Novo Nordisk
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill			2,252,000	€ 3,155,000
IPH5201 (anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Payments for milestone	€ 400,000
IPH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill							€ 40,000,000
Payments for milestone		€ 1,000,000
Impairment of intangible assets			0
Financial liabilities			€ 0
Discount rate used in current measurement of fair value less costs of disposal			11.00%